CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Statement of Comprehensive Income [Abstract]
Pension and postretirement activity, net of tax	$ 18.9	$ (14.4)	$ (25.6)
Deferred (loss)/gain on hedging activity, net of tax	$ 3.1	$ 1.6	$ 5.3